SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 5,506	$ 8,582	$ 0
Lease liabilities	4,816
Operating lease liabilities - current	(2,836)	(3,289)	0
Operating lease liabilities - non - current	(1,980)	(2,874)
Prepaid expenses and other current assets	30,454	47,080	49,515
Accrued expenses and other current liabilities	$ (37,068)	(33,039)	$ (33,055)
ASU 2016 - 02 | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets		8,582
Lease liabilities		6,163
Operating lease liabilities - current		(3,289)
Operating lease liabilities - non - current		(2,874)
Prepaid expenses and other current assets		(2,435)
Accrued expenses and other current liabilities		$ 16